Equity - Earnings per share (Details) $ / shares in Units, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CLP ($) $ / shares shares	Dec. 31, 2016 CLP ($) $ / shares shares	Dec. 31, 2015 CLP ($) $ / shares shares
Basic and diluted earnings per share
Net profits attributable to ordinary equity holders of the Bank	$ 929,561	$ 572,080	$ 575,051	$ 609,903
Weighted average number of ordinary shares	99,444,132,192	99,444,132,192	99,444,132,192	99,444,132,192
Earnings per share | $ / shares		$ 5.75	$ 5.78	$ 6.13
Capitalised shares, included in EPS calculation	1,819,784,762	1,819,784,762	1,495,200,997	1,473,778,889